NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	$ 1,270		Rp 19,364		Rp 18,267
Non-controlling interests	$ 629	Rp 9,034	10,411	Rp 9,738
Total non-controlling interest in subsidiaries
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			19,364		18,267
Non-controlling interests		8,909	10,550	9,816
Telkomsel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			18,891		17,770
Non-controlling interests		8,899	10,632	9,863
GSD
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			186		212
Non-controlling interests		(8)	(5)	(5)
Metra
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			115		174
Non-controlling interests		11	(83)	(39)
TII
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			172		Rp 111
Non-controlling interests		Rp 7	Rp 6	Rp (3)